POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - TARGET AND ACTUAL ASSET ALLOCATION (DETAILS)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Pension Benefits
Target Asset Allocation
Cash	2.00%
Equity securities	47.00%
Debt securities	51.00%
TOTAL	100.00%
Asset Allocation
Equity securities	46.00%	43.00%
Debt securities	52.00%	53.00%
Cash	2.00%	4.00%
TOTAL	100.00%	100.00%
Other Retiree Benefits
Target Asset Allocation
Cash	2.00%
Equity securities	90.00%
Debt securities	8.00%
TOTAL	100.00%
Asset Allocation
Equity securities	91.00%	91.00%
Debt securities	8.00%	9.00%
Cash	1.00%	0.00%
TOTAL	100.00%	100.00%